Consolidated statements of changes in equity (deficit) - CAD ($)	Common shares	Pre-funded warrants	Contributed surplus	Deficit	Accumulated other comprehensive income	Total
Shareholders' equity at Aug. 31, 2023	$ 50,395,717		$ 11,684,829	$ (51,548,737)	$ 1,032,628	$ 11,564,437
Shareholders' equity (in shares) at Aug. 31, 2023	8,282
Total comprehensive income (loss)				(10,407,997)	97,624	(10,310,373)
Securities issuance - preferred shares converted [note 15]	$ 115,556					115,556
Securities issuance - preferred shares converted [note 15] (in shares)	113
Securities issuance, net of transaction costs [note 15]	$ 1,983,485					1,983,485
Securities issuance, net of transaction costs [note 15] (in shares)	784
Share-based compensation - stock options [note 16]			367,858			367,858
Shareholders' equity at May. 31, 2024	$ 52,494,758		12,052,687	(61,956,734)	1,130,252	3,720,963
Shareholders' equity (in shares) at May. 31, 2024	9,179
Shareholders' equity at Aug. 31, 2024	$ 55,382,754	$ 38,725	12,080,817	(65,609,357)	1,127,048	3,019,987
Shareholders' equity (in shares) at Aug. 31, 2024	16,350	48
Total comprehensive income (loss)				(12,344,937)	(3,325)	(12,348,262)
Securities issuance - preferred shares converted [note 15]	$ 435,763					435,763
Securities issuance - preferred shares converted [note 15] (in shares)	13,217
Securities issuance - pre-funded warrants converted [note 15]	$ 810,619	$ (810,619)
Securities issuance - pre-funded warrants converted [note 15] (in shares)	45,000	45,000
Securities issuance, net of transaction costs [note 15]	$ 24,437,615	$ 810,619				25,248,234
Securities issuance, net of transaction costs [note 15] (in shares)	971,003	45,000
Fractional securities issued due to reverse stock split (in shares)	85,176
Share-based compensation - warrants [note 16]			486,752			486,752
Share-based compensation - stock options [note 16]			44,214			44,214
Shareholders' equity at May. 31, 2025	$ 81,066,751	$ 38,725	$ 12,611,783	$ (77,954,294)	$ 1,123,723	$ 16,886,688
Shareholders' equity (in shares) at May. 31, 2025	1,130,746	48